Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Income Tax Provision (Benefit)	The income tax provision (benefit) is composed of the following at December 31:
	2014			2013
	Federal	State	Total	Federal	State	Total
Current	$-	$-	$-	$-	$-	$-
Deferred	-	-	-	-	-	-
			$-			$-

Schedule of Effective Income Taxes Rate

The following table presents a reconciliation of the statutory Federal rate and the Company’s effective tax rate for the years ended December 31:

	2014	2013
Tax provision (benefit) at Federal statutory rate	(34.00)%	(34.00)%
Accrued compensation	(0.54)%	1.19%
Accrued interest expense	(1.31)%	0.34%
Stock based compensation	23.34%	0.08%
Depreciation and amortization	(0.08)%	(0.21)%
Other	0.10%	0.05%
Change in valuation allowance	12.49%	32.55%
Effective tax rate	0.00%	0.00%

Schedule of Deferred Income Tax Assets and Liabilities

The following table presents significant components of the Company’s deferred tax assets and liabilities for the years ended December 31:

	2014	2013
Deferred tax assets:
Net operating loss carryforwards	$11,265,332	$8,879,799
Stock based compensation	4,459,732	611,380
Accrued compensation	1,525,089	1,720,775
Credit carryforwards	124,525	124,525
Amortization	1,755	53,595
Discount amortization	-	630,104
Accrued interest	-	251,167
Gross deferred tax assets	17,376,433	12,271,345
Less valuation allowance	(17,321,688)	(12,188,172)
Net deferred tax assets	54,745	83,173
Deferred tax liabilities:
Depreciation	(54,745)	(68,371)
Gain on sale of assets	-	(14,802)
Gross deferred tax liabilities	(54,745)	(83,173)
Net deferred tax assets	$-	$-